CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Cash flows from operating activities
Loss for the year	$ (664,762)	$ (61,287)	$ (497,610)
Adjustments to reconcile loss to net cash used in operating activities
Depreciation	4,002	3,327	3,853
Share-based payments - employee compensation	1,676	22,309	55,176
Loss/(gain) on derivative instruments	(65,766)	(314,317)	6,452
Changes in non-cash working capital
Advances receivable	14,920	(77,149)	(56,352)
Employee retention allowance	(36,286)	23,853	23,912
Prepaid expenses and deposits	68,263	(292)	(125)
Due from related parties	4,518	(4,518)	12,619
Accounts payable	(59,368)	(42,663)	26,636
Accrued liabilities	(57,161)	(142,798)	14,947
Net cash used in operating activities	(789,964)	(593,535)	(410,492)
Cash flows from investing activities
Disposition of property, plant and equipment			2,400
Purchase of property, plant and equipment	(8,598)	(1,510)
Expenditures on exploration and evaluation assets	(258,287)	(172,334)	(254,454)
Net cash used in investing activities	(266,885)	(173,844)	(252,054)
Cash flows from financing activities
Proceeds from securities issuance, net of issuance costs	2,012,082	533,872	887,178
Loans	(347,712)	122,753
Due to related parties	23,219	109,396	(462,153)
Funds received from Randgold			250,786
Net cash provided from financing activities	1,687,589	766,021	675,811
Net increase/(decrease) in cash and cash equivalents during the year	630,740	(1,358)	13,265
Cash and cash equivalents, beginning of the year	20,162	21,520	8,255
Cash and cash equivalents, end of the year	$ 650,902	$ 20,162	$ 21,520